Reconciliation of profit for the year to cash flow from operations	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Reconciliation of profit for the year to cash flow from operations
25. Reconciliation of profit for the year to cash flow from operations

	2024 $m	2023 $m	2022 $m

Profit for the year	628	750	376

Adjustments for:

Net financial expenses	140	52	96

Fair value losses/(gains) on contingent purchase consideration	4	4	(8)

Income tax charge	269	260	164

Operating profit adjustments:

Impairment loss/ (reversal) on financial assets	10	(1)	5

Other net impairment (reversals)/charges	–	–	(5)

Other operating exceptional items	12	(28)	100

Depreciation and amortisation	65	67	68

	87	38	168

Contract assets deduction in revenue	43	37	32

Share-based payments cost	44	36	30

Share of profits of associates and joint ventures (before exceptional items)	(10)	(13)	(1)

	77	60	61

System Fund adjustments:

Depreciation and amortisation	80	83	86

Impairment loss on financial assets	9	–	7

Other impairment charges	3	–	–

Share-based payments cost	23	20	16

Share of losses of associates	2	3	1

	117	106	110

Working capital and other adjustments:

Increase in deferred revenue	214	123	108

Increase in trade and other receivables	(106)	(70)	(132)

(Decrease)/increase in trade and other payables	(45)	31	121

Other adjustments	(7)	(5)	4

	56	79	101

Cash flows relating to exceptional items	8	(29)	(43)

Contract acquisition costs, net of repayments	(237)	(101)	(64)

Total adjustments	521	469	585

Cash flow from operations	1,149	1,219	961
In 2024, increase in deferred revenue includes $100m
of initial upfront payments
received in relation to
co-branding
agreements which will be recognised over the term of those agreements.